JENNISON NATURAL RESOURCES FUND, INC.

Gateway Center Three, 4th Floor

Newark, NJ 07102

October 4, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison Natural Resources Fund, Inc.
(File No. 33-15166)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of

1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 and (ii) that the text of Post-Effective Amendment No. 31 was filed electronically on September 28, 2006.

JENNISON NATURAL RESOURCES FUND, INC.

By: /s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary